Reinhart Mid Cap PMV Fund

Schedule of Investments
August 31, 2022 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 94.4%
Communication Services - 2.5%
Interpublic Group of Companies	164,720	$4,552,861

Consumer Discretionary - 7.8%
Allison Transmission Holdings	96,840	3,511,418
Leslie's *	299,460	4,246,343
LKQ	120,900	6,434,298
		14,192,059
Consumer Staples - 2.7%
BJ's Wholesale Club Holdings *	65,930	4,911,126

Energy - 2.8%
Baker Hughes, Class A	200,870	5,073,976

Financials - 20.9%
Affiliated Managers Group	33,985	4,328,330
American Financial Group	32,810	4,189,181
BOK Financial	56,911	5,057,680
Citizens Financial Group	121,860	4,469,825
Loews	42,855	2,370,310
Northern Trust	39,505	3,756,530
Progressive	33,670	4,129,625
Signature Bank	26,435	4,609,207
White Mountains Insurance Group	3,833	5,251,210
		38,161,898
Health Care - 6.5%
Charles River Laboratories International *	12,855	2,638,489
Encompass Health	102,687	4,987,508
Zimmer Biomet Holdings	40,170	4,270,874
		11,896,871
Industrials - 14.4%
Aerojet Rocketdyne Holdings *	107,130	4,614,089
AMERCO	8,975	4,717,888
Carlisle Companies	11,690	3,456,265
Curtiss-Wright	30,130	4,434,835
IAA *	66,002	2,459,235
Snap-on	18,745	4,083,786
Stanley Black & Decker	29,500	2,598,950
		26,365,048
Information Technology - 14.9%
Cognizant Technology Solutions, Class A	62,270	3,933,596
Fidelity National Financial	122,200	4,778,020
Global Payments	45,835	5,694,082
National Instruments	120,520	4,791,875
Sensata Technologies Holding plc	84,370	3,398,424
SS&C Technologies Holdings	81,180	4,526,597
		27,122,594
Materials - 6.1%
Eagle Materials	34,150	4,085,023
FMC	35,485	3,835,219
Sealed Air	60,260	3,242,590
		11,162,832
Real Estate - 9.1%
Americold Realty Trust - REIT	147,310	4,333,860
Camden Property Trust - REIT	34,005	4,369,982
Ventas - REIT	88,380	4,229,867
Weyerhaeuser - REIT	109,010	3,723,782
		16,657,491
Utilities - 6.7%
Avista	93,067	3,781,312
UGI	79,680	3,147,360
Vistra	216,940	5,369,265
		12,297,937
TOTAL COMMON STOCKS
(Cost $144,551,747)		172,394,693

SHORT-TERM INVESTMENT - 6.8%
First American Treasury Obligations Fund, Class X, 2.14%^
(Cost $12,425,897)	12,425,897	12,425,897

Total Investments - 101.2%
(Cost $156,977,644)		184,820,590
Other Assets and Liabilities, Net - (1.2)%		(2,270,876)
Total Net Assets - 100.0%		$182,549,714

* Non-income producing security.
REIT - Real Estate Investment Trust
^ The rate shown is the annualized seven-day effective yield as of August 31, 2022.

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$172,394,693	$-	$-	$172,394,693
Short-Term Investment	12,425,897	-	-	12,425,897
Total Investments	$184,820,590	$-	$-	$184,820,590

Refer to Schedule of Investments for further information on the classification of investments.